Note 2 - Liquidity and Going Concern Considerations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
NOTE
3.
LIQUIDITY AND GOING CONCERN CONSIDERATIONS

Our consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. We had net income of approximately
$305,000
 for the
three
 months ended
March 31, 2021
and a net loss of approximately
$5.9
 million for the year ended
December 31, 2020
and have an accumulated deficit of approximately
$184.4
 million and a positive working capital of approximately
$1.5
 million at
March 31, 2021.
The majority of this positive working capital at
March 31, 2021
relates to amounts due from Mullen Technologies (See Note
5
-
Due from Mullen
).

The unprecedented and rapid spread of COVID-
19
as well as the shelter-in place orders, promotion of social distancing measures, restrictions to businesses deemed non-essential, and travel restrictions implemented throughout the United States have significantly impacted the restaurant and hospitality industries. As a result, the Company's revenues, which are largely tied to processing volumes in these verticals, were materially impacted beginning in the final two
weeks of
March 2020.
Since the last quarter ended
December 31, 2020,
the Company has seen a significant recovery in its end-to-end payment volumes as some merchants began resuming their normal operations. While end-to-end volumes for the three
months ended
March 31, 2021
have exceeded those for both the
three
months ended
March 31, 2020
and the
three
months ended
December 31, 2020,
the ultimate impact that the COVID-
19
pandemic will have on the Company's consolidated results of operations in future periods remains uncertain and will depend on future developments, which are continuously evolving and cannot be predicted.  This includes, but is not
limited to, the duration and spread of the COVID-
19
pandemic, its severity, the emergence and severity of its variants, the availability and the efficacy of vaccines (particularly with respect to emerging strains of the virus), other protective actions taken to contain the virus or treat its impact, such as restrictions on travel and transportation, and how quickly and to what extent normal economic and operating conditions can resume. The Company will continue to evaluate the nature and extent of these potential impacts to its business, consolidated results of operations, and liquidity.

During
March 2020,
our Company evaluated its liquidity position, future operating plans, and its labor force, which included a reduction in the labor force and compensation to executives and other employees, in order to maintain current payment processing functions, capabilities, and continued customer service to its merchants. We are also seeking sources of capital to pay our contractual obligations as they come due, in light of these uncertain times. Management believes that its operating strategy will provide the opportunity for us to continue as a going concern as long as we are able to obtain additional financing. At this time, due to the unprecedented and rapid spread of COVID-
19
pandemic, we cannot predict the impact of these conditions on our ability to obtain financing necessary for the Company to fund its future working capital requirements.  Our Company has also decided to explore strategic alternatives and potential options for its business, including sale of the Company or certain assets, licensing of technology, spin-offs, or a business combination. Accordingly, the Company has entered into a merger agreement in connection with the contemplated merger with Mullen Automotive (as defined below) and certain related transactions, including a divestiture of the Company's existing business operations. See below and Note
14
–
Subsequent Events
for additional information. There can be
no
assurance, at this time, regarding the eventual outcome of our planned strategic alternatives, including such merger and the related transactions.

On
March 27, 2020,
our Company entered into a Master Exchange Agreement (the “ESOUSA Agreement”) with ESOUSA Holdings, LLC ("ESOUSA"), a related party. Prior to entering into the ESOUSA Agreement, ESOUSA agreed to acquire an existing promissory note that had been previously issued by the Company, of up to
$2,000,000
in principal amount outstanding plus interest due to RBL Capital Group, LLC ("RBL"). Pursuant to the ESOUSA Agreement, the Company had the right, at any time prior to
March 27, 2021,
to request ESOUSA, and ESOUSA agreed upon each such request, to exchange this promissory note in tranches on the dates when the Company instructs ESOUSA, for such number of shares of the Company's common stock (“Common Stock”) as determined under the ESOUSA Agreement based upon the number of shares of Common Stock (already in ESOUSA's possession) that ESOUSA sold in order to finance its purchase of such tranche of the promissory note from RBL Capital Group, LLC. ESOUSA will purchase each tranche of the promissory note equal to
88%
of the gross proceeds from the shares of Common Stock sold by ESOUSA to finance the purchase of such Exchange Amount from RBL Capital Group, LLC. Each such tranche to be
$148,000
unless otherwise agreed to by the Company and ESOUSA.

On
April 23, 2020
and
August 3, 2020,
the Company entered into certain amendments to the ESOUSA Agreement, which together increased from
$2,000,000
to
$15,000,000
the principal amount and unpaid interest of
one
or more promissory notes of the Company or its direct or indirect subsidiaries that ESOUSA either purchased in whole or has an irrevocable right to purchase in tranches from RBL in connection with the ESOUSA Agreement.

On
March 27, 2020,
the Company received its
first
tranche of RBL promissory notes in the aggregate amount of
$148,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. Included in other accrued expenses at
March 31, 2021
is approximately
$145,000
in connection with this
first
tranche for which shares of Common Stock have
not
yet been issued. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$148,000
from RBL under the Loan and Security Agreement (“Credit Facility”) with RBL.

On
April 28, 2020,
the Company received its
second
tranche of RBL promissory notes in the aggregate amount of
$143,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  The Company issued
65,862
shares of Common Stock to ESOUSA in connection with this exchange.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$143,000
from RBL under the Credit Facility.

On
August 11, 2020,
the Company received its
third
tranche of RBL promissory notes in the aggregate amount of
$707,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  The Company issued
66,190
shares of Common Stock to ESOUSA in connection with this exchange.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$707,000
from RBL under the Credit Facility.

On
August 21, 2020,
the Company received its
fourth
tranche of RBL promissory notes in the aggregate amount of
$401,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  The Company issued
45,654
shares of Common Stock to ESOUSA in connection with this exchange.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$401,000
from RBL under the Credit Facility.

On
September 25, 2020,
the Company received its
fifth
tranche of RBL promissory notes in the aggregate amount of
$426,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.  The Company issued
50,000
shares of Common Stock to ESOUSA in connection with this exchange.  Concurrently with this transaction, the Company received an equivalent aggregate amount of
$426,000
from RBL under the Credit Facility.

On
December 30, 2020,
the Company received its
sixth
tranche of RBL promissory notes in the aggregate amount of
$1,960,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
200,000
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$1,960,000
from RBL under the Credit Facility.

On
August 4, 2020,
the Company entered into an Agreement and Plan of Merger with Mullen Technologies, Inc., a California corporation (“Mullen”), and Mullen Acquisition, Inc., a California corporation and wholly owned subsidiary of the Company (“Merger Sub”), which was amended on
December 29, 2020,
March 30, 2021
and
April 30, 2021 (
as amended, the “Original Merger Agreement”).  Pursuant to, and on the terms and subject to the conditions of, the Original Merger Agreement, Merger Sub was to be merged with and into Mullen, with Mullen continuing as the surviving corporation in such merger.

On
May 14, 2021,
the Company entered into an Amended and Restated Agreement and Plan of Merger (the “Restated Merger Agreement”) with Mullen, Merger Sub and Mullen Automotive, Inc. (“Mullen Automotive”), a California corporation and a wholly-owned subsidiary of Mullen.  Pursuant to, and on the terms and subject to the conditions of, the Restated Merger Agreement, Merger Sub will be merged with and into Mullen Automotive (the “Merger”), with Mullen Automotive continuing as the surviving corporation in the Merger.  See Note
14
–
Subsequent Events
for additional information.

As was contemplated by the Original Merger Agreement, on
August 11, 2020,
the Company as lender, entered into an unsecured Promissory Note, dated
August 11, 2020 (
the “Note”), with Mullen. Pursuant to the Note, Mullen borrowed from the Company
$500,000.
Prior to maturity of the loan, the principal amount of the loan will carry an interest rate of
14%
per annum compounded monthly and payable upon demand. This loan will mature on the earlier of (i) the date that the merger agreement is terminated for any reason by any party thereto and (ii) the Merger effective time.

In addition, pursuant to the Original Merger Agreement, the Company, Mullen and Merger Sub agreed that, if the registration statement on Form S-
4
(with the merger proxy statement included as part of the prospectus) was not
filed with U.S. Securities and Exchange Commission (the “SEC”) on or prior to
January 15, 2021,
then Mullen would pay the Company an agreed sum of
$13,333
per day (the “Late Fee”) until the such registration statement (with the merger proxy statement included as part of the prospectus) is filed with the SEC. All accumulated Late Fees will be due and payable by Mullen on the
5th
day of each calendar month commencing
February 5, 2021
and on the
5th
day of each month thereafter until the above-refenced filing has occurred.  The Form S-
4
registration statement was filed on
May 14, 2021.

At
March 31, 2021,
the Company is owed approximately
$1.0
million from Mullen in connection with Late Fees.

Consummation of the Merger, the Divestiture (as defined below), the Private Placement (as defined below) and the other transactions contemplated in the Restated Merger Agreement, is subject to customary conditions including, among others, the approval of the Company's stockholders. There is no
guarantee that the Merger, the Divestiture, the Private Placement or the other transactions contemplated in the Restated Merger Agreement will be completed.

These conditions raise substantial doubt about our ability to continue as a going concern. The accompanying consolidated financial statements do not
include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE
2.
LIQUIDITY AND GOING CONCERN CONSIDERATIONS

Our consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. We sustained a net loss of approximately
$5.9
million for the year ended
December 31, 2020
and have an accumulated deficit of
$184.7
million and a negative working capital of
$1.7
million at
December 31, 2020.

The continuing spread of the novel coronavirus pandemic (“COVID-
19”
) is currently impacting countries, communities, supply chains and markets, global financial markets, as well as, the largest industry group serviced by our Company. The Company cannot predict, at this time, whether COVID-
19
will continue to have a material impact on our future financial condition and results of operations due to understaffing in the service sector and the decrease in revenues and profits, particularly restaurants, and any possible future government ordinances that may
further restrict restaurant and other service or retail sectors operations.

During
March 2020,
our Company evaluated its liquidity position, future operating plans, and its labor force, which included a reduction in the labor force and compensation to executives and other employees, in order to maintain current payment processing functions, capabilities, and continued customer service to its merchants. We are also seeking sources of capital to pay our contractual obligations as they come due, in light of these uncertain times. Management believes that its operating strategy will provide the opportunity for us to continue as a going concern as long as we are able to obtain additional financing. At this time, due to our continuing losses from operations, negative working capital, and the COVID-
19
pandemic, we cannot predict the impact of these conditions on our ability to obtain financing necessary for the Company to fund its future working capital requirements. Our Company has also decided to explore strategic alternatives and potential options for its business, including sale of the Company or certain assets, licensing of technology, spin-offs, or a business combination. There can be no
assurance, at this time, regarding the eventual outcome of our planned strategic alternatives. In most respects, it is still too early in the COVID-
19
pandemic to be able to quantify or qualify the longer-term ramifications on our merchant processing business, our merchants, our planned strategic alternatives to enhance current shareholder value, our current investors, and/or future potential investors.

On
March 27, 2020,
our Company entered into a Master Exchange Agreement (the “ESOUSA Agreement”) with ESOUSA Holdings, LLC ("ESOUSA"), a related party. Prior to entering into the ESOUSA Agreement, ESOUSA agreed to acquire an existing promissory note that had been previously issued by the Company, of up to
$2,000,000
in principal amount outstanding plus interest due to RBL Capital Group, LLC ("RBL"). Pursuant to the ESOUSA Agreement, the Company has the right, at any time prior to
March 27, 2021,
to request ESOUSA, and ESOUSA agreed upon each such request, to exchange this promissory note in tranches on the dates when the Company instructs ESOUSA, for such number of shares of the Company's common stock (“Common Stock”) as determined under the ESOUSA Agreement based upon the number of shares of Common Stock (already in ESOUSA's possession) that ESOUSA sold in order to finance its purchase of such tranche of the promissory note from RBL Capital Group, LLC. ESOUSA will purchase each tranche of the promissory note equal to
88%
of the gross proceeds from the shares of Common Stock sold by ESOUSA to finance the purchase of such Exchange Amount from RBL Capital Group, LLC. Each such tranche to be
$148,000
unless otherwise agreed to by the Company and ESOUSA.

On
April 23, 2020
and
August 3, 2020,
the Company entered into certain amendments to the ESOUSA Agreement, which together increased from
$2,000,000
to
$15,000,000
the principal amount and unpaid interest of
one
or more promissory notes of the Company or its direct or indirect subsidiaries that ESOUSA either purchased in whole or has an irrevocable right to purchase in tranches from RBL in connection with the ESOUSA Agreement.

On
March 27, 2020,
the Company received its
first
tranche of RBL promissory notes in the aggregate amount of
$148,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. Included in other accrued expenses at
September 30, 2020
is approximately
$145,000
in connection with this
first
tranche for which shares of Common Stock have
not
yet been issued. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$148,000
from RBL under the Loan and Security Agreement (“Credit Facility”) with RBL.

On
April 28, 2020,
the Company received its
second
tranche of RBL promissory notes in the aggregate amount of
$143,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
65,862
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$143,000
from RBL under the Credit Facility.

On
August 11, 2020,
the Company received its
third
tranche of RBL promissory notes in the aggregate amount of
$707,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
66,190
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$707,000
from RBL under the Credit Facility.

On
August 21, 2020,
the Company received its
fourth
tranche of RBL promissory notes in the aggregate amount of
$401,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement.The Company issued
45,654
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$401,000
from RBL under the Credit Facility.

On
September 25, 2020,
the Company received its
fifth
tranche of RBL promissory notes in the aggregate amount of
$426,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. The Company issued
50,000
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$426,000
from RBL under the Credit Facility.

On
December 30, 2020,
the Company received its
sixth
tranche of RBL promissory notes in the aggregate amount of
$1,960,000,
less any fees, from ESOUSA to be exchanged for Common Stock pursuant to the ESOUSA Agreement. In
January 2021,
the Company issued
200,000
shares of Common Stock to ESOUSA in connection with this exchange. Concurrently with this transaction, the Company received an equivalent aggregate amount of
$1.960,000
from RBL under the Credit Facility.

On
August 4, 2020,
our Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Mullen Technologies, Inc., a California corporation (“Mullen”), and Mullen Acquisition, Inc., a California corporation and wholly owned subsidiary of the Company (“Merger Sub”). Pursuant to, and on the terms and subject to the conditions of, the Merger Agreement, Merger Sub will be merged with and into Mullen (the “Merger”), with Mullen continuing as the surviving corporation in the Merger. After Mullen's completion and delivery to our Company, of the audited financial statements for Mullen and its subsidiaries and affiliates required to be included in a registration statement, the Company intends to prepare and file with the SEC a registration statement on Form S-
4
(together with all amendments thereto, the “Registration Statement”) in which the proxy statement will be included as a part of the prospectus, in connection with the registration under the Securities Act of the shares of Parent Shares to be issued in connection with the transactions contemplated in the Merger Agreement. The Merger Agreement contains termination rights for each of the Company and Mullen, including, among others, (i) in the event that the Merger has not
been consummated by
December 31, 2020, (
ii) in the event that the requisite approval of the Company's stockholders is not
obtained upon a vote thereon, (iii) in the event that any governmental authority shall have taken action to restrain, enjoin or prohibit the consummation of the Merger, which action shall have become final and non-appealable and (iv) in the event that there is a breach by the other party of any of its representations, warranties, covenants or agreements, which breach is sufficiently material and not
timely cured or curable. In addition, Mullen
may
terminate the Merger Agreement if, prior to receipt of the requisite approval of the Company's stockholders, the Company's board of directors shall have changed their recommendation in respect of the Merger. Further, the Company may
terminate the Merger Agreement prior to receipt of the requisite approval of the Company's stockholders to enter into a definitive agreement with respect to a Superior Proposal (as such term is defined in the Merger Agreement).

As contemplated by the Merger Agreement, on
August 11, 2020,
our Company as lender, entered into an unsecured Promissory Note, dated
August 11, 2020 (
the “Note”), with Mullen. Pursuant to the Note, Mullen borrowed from the Company
$500,000.
Prior to maturity of the loan, the principal amount of the loan will carry an interest rate of
14%
per annum compounded monthly and payable upon demand. This loan will mature on the earlier of (i) the date that the Merger Agreement is terminated for any reason by any party thereto and (ii) the Merger Effective Time (as defined in the Merger Agreement).

On
December 29, 2020,
the Company entered into the First Amendment (the “Amendment”) to the Merger Agreement with Mullen and the Merger Sub. Prior to the parties' execution and delivery of the Amendment, Section
8.1
(b) of the Merger Agreement provided that the Merger Agreement may
be terminated and the merger contemplated in the Merger Agreement (the “Merger”) and other transactions contemplated in the Merger Agreement may
be abandoned at any time prior to the merger effective time, notwithstanding any requisite approval and adoption of Merger Agreement and the transactions contemplated in the Merger Agreement by the shareholders of Mullen and/or the stockholders of the Company, by either Company or Mullen if the merger effective time shall not
have occurred on or before
December 31, 2020 (
the “Outside Date”). Pursuant to the Amendment, the Company, Mullen and Merger Sub amended Section
8.01
(b) of the Merger Agreement to extend the Outside Date to
March 31, 2021.

In addition, pursuant to the Amendment, the Company, Mullen and Merger Sub agreed that, if the registration statement on Form S-
4
(with the merger proxy statement included as part of the prospectus) is not
filed with U.S. Securities and Exchange Commission (the “SEC”) on or prior to
January 15, 2021,
then Mullen will pay the Company an agreed sum of
$13,333
per day (the “Late Fee”) until the such registration statement (with the merger proxy statement included as part of the prospectus) is filed with the SEC. All accumulated Late Fees will be due and payable by Mullen on the
5th
day of each calendar month commencing
February 5, 2021
and on the
5th
day of each month thereafter until the above-refenced filing has occurred.

On
March 30, 2021,
the Company entered into the Second Amendment (the “Second Amendment”) to Agreement and Plan of Merger dated as of
August 4, 2020,
as amended by the First Amendment dated as of
December 29, 2020 (
the “Merger Agreement”) with Mullen Technologies, Inc., a California corporation (“Mullen”), Mullen Acquisition, Inc., a California corporation and wholly owned subsidiary of the Company (“Merger Sub”). Prior to the parties' execution and delivery of the Second Amendment, Section
8.1
(b) of the Merger Agreement, as amended, provided that the Merger Agreement may
be terminated and the merger contemplated in the Merger Agreement (the “Merger”) and other transactions contemplated in the Merger Agreement may
be abandoned at any time prior to the merger effective time, notwithstanding any requisite approval and adoption of this Agreement and the transactions contemplated in the Merger Agreement by the shareholders of Mullen and/or the stockholders of the Company, by either Company or Mullen if the merger effective time shall not
have occurred on or before
March 31, 2021 (
the “Outside Date”). Pursuant to the Second Amendment, the Company, Mullen and Merger Sub amended Section
8.01
(b) of the Merger Agreement to extend the Outside Date to
April 30, 2021.
The Outside Date has since been amended to
August 31, 2021.

At
March 31, 2021,
the Company is also owed approximately
$1
million from Mullen in connection with Late Fees, as previously discussed.

Consummation of the Merger, the Divestiture, the Private Placement and the other transactions contemplated in the Merger Agreement, is subject to customary conditions including, among others, the approval of the Company's stockholders. There is no
guarantee that the Merger, the Divestiture, the Private Placement or the other transactions contemplated in the Merger Agreement will be completed.

These conditions raise substantial doubt about our ability to continue as a going concern. The accompanying consolidated financial statements do not
include any adjustments that might be necessary if the Company is unable to continue as a going concern.